INVESTMENTS IN PORTFOLIO FUNDS (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financial information for each of the portfolio funds
Total Assets	$ 313,554,471	$ 560,565,428
Total Liabilities	16,272,443	17,495,664
Total capital	297,282,028	543,069,764
Other	(1,020,964)	(1,444,939)	(1,518,474)
NET INCOME (LOSS)	(15,657,602)	(47,667,427)	(98,164,498)
Maximum
Financial information for each of the portfolio funds
Single investment threshold as a percentage of members' capital	5.00%	5.00%
Altis
Financial information for each of the portfolio funds
Total Assets		56,323,395
Total Liabilities		1,959,294
Total capital		54,364,101
Income (Loss)		(4,910,111)
Commissions		(362,329)
Other		(1,855,387)
NET INCOME (LOSS)		(7,127,827)
Aspect
Financial information for each of the portfolio funds
Total Assets		279,441,442
Total Liabilities		7,200,449
Total capital		272,240,993
Income (Loss)		(4,929,332)
Commissions		(196,865)
Other		(1,751,146)
NET INCOME (LOSS)		(6,877,343)
Blue Trend
Financial information for each of the portfolio funds
Total Assets	128,712,857
Total Liabilities	14,876,861
Total capital	113,835,996
Income (Loss)	(4,927,776)
Commissions	(377,641)
Other	(1,785,736)
NET INCOME (LOSS)	(7,091,153)
Winton
Financial information for each of the portfolio funds
Total Assets	1,006,017,501
Total Liabilities	27,668,096
Total capital	978,349,405
Income (Loss)	6,929,127
Commissions	(89,788)
Other	(1,987,804)
NET INCOME (LOSS)	4,851,535
Portfolio funds
Financial information for each of the portfolio funds
Total Assets	1,134,730,358	335,764,837
Total Liabilities	42,544,957	9,159,743
Total capital	1,092,185,401	326,605,094
Income (Loss)	2,001,351	(9,839,443)
Commissions	(467,429)	(559,194)
Other	(3,773,540)	(3,606,533)
NET INCOME (LOSS)	$ (2,239,618)	$ (14,005,170)